Equity - Additional information (Details) $ / shares in Units, $ in Thousands							1 Months Ended					12 Months Ended
	Dec. 01, 2022	Dec. 16, 2021	Dec. 15, 2021	Mar. 12, 2021 USD ($) shares	Oct. 09, 2020 USD ($) $ / shares shares	Oct. 08, 2020 USD ($) $ / shares	Dec. 31, 2022 USD ($) item $ / shares	Nov. 30, 2022	May 31, 2022 USD ($) item	Apr. 30, 2022 USD ($) item	Dec. 31, 2021 USD ($) item $ / shares	Dec. 31, 2022 USD ($) Option item $ / shares shares	Dec. 31, 2022 ARS ($) Option item shares	Dec. 31, 2021 USD ($) Option $ / shares shares	Dec. 31, 2020	Mar. 10, 2022 USD ($)	Mar. 10, 2022 ARS ($)
EQUITY
Capital increase					$ 3,200
Number of shares issued during the period | shares					3,200,445
Number of shares assigned to employees | Option												146,115	146,115	250,000
Par value per share | $ / shares					$ 1		$ 1				$ 1	$ 1		$ 1
Total price for shares subscription						$ 6,100
Subscription price | $ / shares						$ 1.92								$ 1.92
Number of shares forfeited | Option												12,500	12,500
Number of shares delivered | Option												89,430	89,430	715,000
AA2000
EQUITY
Total redemption value																$ 155,200	$ 17,225,719,240
Total redemption value, after adjustment for inflation																$ 182,300	$ 32,302,581,376
Cash disbursements												$ 172,000	$ 30,476,665,719
Shares assigned in December 2020
EQUITY
Number of shares fully vested | shares				590,000
Value of shares fully vested				$ 1,800
Shares assigned in December 2021
EQUITY
Number of shares fully vested | shares												62,500	62,500	125,000
Value of shares fully vested												$ 360		$ 720
Number of shares assigned to employees | item											250,000
Value of shares assigned											$ 1,440
Remaining shares | shares												62,500	62,500
Number of shares forfeited | item												12,500	12,500
Number of shares expected to be delivered in 2023 | shares												50,000	50,000
Shares assigned in April 2022
EQUITY
Number of shares assigned to employees | item										89,767
Value of shares assigned										$ 500
Number of shares delivered | item									26,930
Value of shares delivered									$ 150
Shares assigned in December 2022
EQUITY
Number of shares assigned to employees | item							56,348
Value of shares assigned							$ 314
Minimum
EQUITY
Outstanding common shares | shares					160,022,262
Maximum
EQUITY
Outstanding common shares | shares					163,222,707
Corporacion America S.A.
EQUITY
Percentage of ownership interest held by Inframerica	97.22%	96.18%	95.80%					96.18%				97.22%	97.22%	96.18%	95.80%
Corporacion America S.A. | Minimum
EQUITY
Percentage of ownership interest held by Inframerica												96.18%	96.18%	95.80%	95.37%
Corporacion America S.A. | Maximum
EQUITY
Percentage of ownership interest held by Inframerica												97.22%	97.22%	96.18%	95.80%